Leases - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	¥ 47,525
2023	36,115
2024	16,314
2025	11,855
2026	10,651
Thereafter	3,200
Total operating lease liabilities	125,660
Less: interest	(5,902)
Present value of operating lease liabilities	¥ 119,758	¥ 109,730